SEGMENTED INFORMATION - Summary of Geographical Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues	$ 1,274	$ 1,019	$ 2,410	$ 2,039
Consolidated property, plant and equipment and equity-accounted investments	50,758		50,758		$ 50,539
Hydroelectric
Disclosure of operating segments [line items]
Revenues	691	496	1,328	1,050
Wind
Disclosure of operating segments [line items]
Revenues	287	274	583	566
Solar
Disclosure of operating segments [line items]
Revenues	207	159	349	282
Distributed energy & sustainable solutions
Disclosure of operating segments [line items]
Revenues	89	90	150	141
North America | Hydroelectric
Disclosure of operating segments [line items]
Revenues	371	237	656	508
North America | Wind
Disclosure of operating segments [line items]
Revenues	175	184	339	362
Brazil
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	4,247		4,247		3,860
Brazil | Hydroelectric
Disclosure of operating segments [line items]
Revenues	46	46	93	102
Brazil | Wind
Disclosure of operating segments [line items]
Revenues	21	18	38	35
Colombia
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	8,171		8,171		8,497
Colombia | Hydroelectric
Disclosure of operating segments [line items]
Revenues	274	213	579	440
Europe
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	3,905		3,905		4,440
Europe | Wind
Disclosure of operating segments [line items]
Revenues	47	41	124	109
Asia
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	1,548		1,548		1,495
Asia | Wind
Disclosure of operating segments [line items]
Revenues	44	$ 31	82	$ 60
United States
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	25,456		25,456		24,596
Canada
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	7,413		7,413		7,651
Other
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	$ 18		$ 18		$ 0